CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.5%
Verizon Communications Inc.	2,017,716	$108,976,841

Entertainment - 1.8%
Walt Disney Co.	762,900	129,059,793	*

Media - 2.6%
Comcast Corp., Class A Shares	3,252,210	181,896,106

TOTAL COMMUNICATION SERVICES		419,932,740

CONSUMER DISCRETIONARY - 2.4%
Specialty Retail - 2.4%
Home Depot Inc.	526,540	172,842,020

CONSUMER STAPLES - 8.3%
Beverages - 1.9%
Coca-Cola Co.	2,610,600	136,978,182

Food Products - 4.1%
Mondelez International Inc., Class A Shares	2,380,300	138,485,854
Nestle SA, ADR	1,287,110	154,723,493

Total Food Products		293,209,347

Household Products - 2.3%
Procter & Gamble Co.	1,177,020	164,547,396

TOTAL CONSUMER STAPLES		594,734,925

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Enbridge Inc.	3,575,403	142,301,039
Pioneer Natural Resources Co.	656,160	109,257,202
Williams Cos. Inc.	6,574,400	170,539,936

TOTAL ENERGY		422,098,177

FINANCIALS - 17.2%
Banks - 7.2%
Bank of America Corp.	3,946,570	167,531,896
JPMorgan Chase & Co.	847,150	138,669,984
PNC Financial Services Group Inc.	579,400	113,353,816
US Bancorp	1,640,040	97,483,978

Total Banks		517,039,674

Capital Markets - 4.6%
Apollo Global Management Inc.	2,651,114	163,282,111
Blackstone Inc.	1,451,240	168,837,262

Total Capital Markets		332,119,373

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2021 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - 5.4%
American International Group Inc.	2,435,290	$133,673,068
MetLife Inc.	1,957,225	120,819,499
Travelers Cos. Inc.	857,500	130,348,575

Total Insurance		384,841,142

TOTAL FINANCIALS		1,234,000,189

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co.	386,110	94,913,560

Health Care Providers & Services - 2.0%
UnitedHealth Group Inc.	367,430	143,569,598

Pharmaceuticals - 7.0%
Johnson & Johnson	915,417	147,839,846
Merck & Co. Inc.	1,788,790	134,356,017
Pfizer Inc.	2,606,190	112,092,232
Zoetis Inc.	549,810	106,740,113

Total Pharmaceuticals		501,028,208

TOTAL HEALTH CARE		739,511,366

INDUSTRIALS - 11.3%
Aerospace & Defense - 4.5%
Northrop Grumman Corp.	243,140	87,566,871
Raytheon Technologies Corp.	2,782,460	239,180,262

Total Aerospace & Defense		326,747,133

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	813,600	148,156,560

Commercial Services & Supplies - 2.3%
Waste Management Inc.	1,091,850	163,078,716

Machinery - 0.7%
Otis Worldwide Corp.	589,450	48,499,946

Road & Rail - 1.8%
Union Pacific Corp.	649,450	127,298,694

TOTAL INDUSTRIALS		813,781,049

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.5%
Cisco Systems Inc.	1,937,180	105,440,707

IT Services - 3.7%
Mastercard Inc., Class A Shares	375,140	130,428,675
Visa Inc., Class A Shares	603,990	134,538,773

Total IT Services		264,967,448

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2021 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc.	218,680	$106,044,492
NXP Semiconductors NV	154,350	30,232,535
Texas Instruments Inc.	799,200	153,614,232

Total Semiconductors & Semiconductor Equipment		289,891,259

Software - 7.2%
Microsoft Corp.	1,394,430	393,117,705
Oracle Corp.	1,380,520	120,284,708

Total Software		513,402,413

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	2,407,072	340,600,688

TOTAL INFORMATION TECHNOLOGY		1,514,302,515

MATERIALS - 8.2%
Chemicals - 6.5%
Ecolab Inc.	591,200	123,336,144
Linde PLC	574,460	168,535,075
PPG Industries Inc.	1,205,610	172,414,286

Total Chemicals		464,285,505

Construction Materials - 1.7%
Vulcan Materials Co.	747,690	126,479,240

TOTAL MATERIALS		590,764,745

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	491,160	130,358,776
Boston Properties Inc.	527,620	57,167,627

TOTAL REAL ESTATE		187,526,403

UTILITIES - 5.6%
Electric Utilities - 2.8%
Edison International	1,506,456	83,563,114
NextEra Energy Inc.	1,466,490	115,148,795

Total Electric Utilities		198,711,909

Multi-Utilities - 2.8%
Public Service Enterprise Group Inc.	1,400,150	85,269,135
Sempra Energy	938,870	118,767,055

Total Multi-Utilities		204,036,190

TOTAL UTILITIES		402,748,099

TOTAL COMMON STOCKS (Cost - $3,592,301,010)		7,092,242,228

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2021 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	$1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,592,374,459)				7,092,242,229

			SHARES
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%		66,745,958	66,745,958
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%		16,686,489	16,686,489	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $83,432,447)				83,432,447

TOTAL INVESTMENTS - 100.0% (Cost - $3,675,806,906)				7,175,674,676
Liabilities in Excess of Other Assets - (0.0)%††				(197,604)

TOTAL NET ASSETS - 100.0%				$7,175,477,072

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of September 30, 2021.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $16,686,489 and the cost was $16,686,489 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

5

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$7,092,242,228	—	—	$7,092,242,228
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	7,092,242,228	1	—	7,092,242,229

Short-Term Investments†	83,432,447	—	—	83,432,447

Total Investments	$7,175,674,675	$1	—	$7,175,674,676

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$6,122,416	$130,177,256	130,177,256	$119,613,183	119,613,183	—	$448	—	$16,686,489

7